Deferred expenses (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Amounts Arising From Insurance Contracts

	2021	2020

DPAC for insurance contracts and investment contracts with discretionary participation features	9,303	8,253

Deferred cost of reinsurance	766	141

Deferred transaction costs for investment management services	434	404

At December 31	10,503	8,799

Current	683	679

Non-current	9,820	8,120

Summary of Deferred Costs Arising From Insurance Contracts

		2021			2020

	DPAC	Deferred costs of reinsurance	Deferred transaction costs	DPAC	Deferred costs of reinsurance	Deferred transaction costs

At January 1	8,253	141	404	9,974	389	442

Costs deferred during the year	636	619	25	725	(4)	20

Amortization through income statement	(899)	(32)	(26)	(753)	(24)	(23)

Shadow accounting adjustments	699	17	-	(950)	(17)	-

Impairments	-	-	-	-	-	-

Net exchange differences	621	21	30	(739)	(1)	(36)

Disposal of Group Assets	-	-	-	-	-	-

Other	(7)	-	-	(4)	(202)	-

At December 31	9,303	766	434	8,253	141	404